Virtus Ceredex Mid-Cap Value Equity Fund (the “Fund”),

a series of Virtus Asset Trust

Supplement dated February 15, 2023, to the Summary Prospectus and the Virtus Asset Trust

Statutory Prospectus, each dated April 28, 2022, as supplemented

Important Notice to Investors

Ceredex Value Advisors has announced that effective February 15, 2023, Cody P. Smith, CFA is added as portfolio manager of the Virtus Ceredex Mid-Cap Value Equity Fund.

The disclosure under “Portfolio Management” in the Fund’s summary prospectus and in the summary section of the Fund’s statutory prospectus is hereby replaced in its entirety with the following:

> Don Wordell, CFA, Managing Director of Ceredex, has managed the fund since 2001.

> Cody P. Smith, CFA, Director and Senior Research Analyst of Ceredex, has managed the fund since February 2023.

The row for the Fund in the table under “Ceredex” beginning on page 115 of the Fund’s statutory prospectus is hereby replaced with the following:

Virtus Ceredex Mid-Cap Value Equity Fund	Cody P. Smith, CFA (since February 2023) Don Wordell, CFA (since 2001)

In the narrative under the referenced table with respect to the Ceredex portfolio managers, the biography of Mr. Smith is hereby inserted:

Cody P. Smith, CFA. Mr. Smith currently serves as Director and Senior Research Analyst at Ceredex. He has worked in investment management since 2004.

Investors should retain this supplement with the Prospectuses for future reference.

VAT 8622 Ceredex MCVE Fund PM Addition (2/2023)

Virtus Ceredex Small-Cap Value Equity Fund (the “Fund”),

a series of Virtus Asset Trust

Supplement dated February 15, 2023, to the Summary Prospectus and the Virtus Asset Trust

Statutory Prospectus, each dated April 28, 2022, as supplemented

Important Notice to Investors

Ceredex Value Advisors has announced that Brett Barner will be retiring and stepping down as a portfolio manager of the Fund, effective June 30, 2023. Additionally, Charles E. Carter, CFA and Don Wordell, CFA are added as portfolio managers of the Fund, effective February 15, 2023.

The disclosure under “Portfolio Management” in the Fund’s summary prospectus and in the summary section of the Fund’s statutory prospectus is hereby replaced in its entirety with the following:

> Brett Barner, CFA, Managing Director of Ceredex, has managed the fund since 1995. Mr. Barner will be stepping down as a Portfolio Manager on June 30, 2023.

> Charles E. Carter, CFA, Director and Senior Research Analyst of Ceredex, has managed the fund since February 2023.

> Don Wordell, CFA, Managing Director of Ceredex, has managed the fund since February 2023.

The row for the Fund in the table under “Ceredex” beginning on page 115 of the Fund’s statutory prospectus is hereby replaced with the following:

Virtus Ceredex Small-Cap Value Equity Fund	Brett Barner, CFA (since 1995, stepping down June, 2023) Charles E. Carter, CFA (since February 2023) Don Wordell, CFA (since February 2023

In the narrative under the referenced table with respect to the Ceredex portfolio managers, the following biography for Mr. Carter is hereby inserted:

Charles E. Carter, CFA. Mr. Carter currently serves as Director and Senior Research Analyst at Ceredex. He has worked in investment management since 2001.

Investors should retain this supplement with the Prospectuses for future reference.

VAT 8622 Ceredex SCVE Fund PM Change (2/2023)

Virtus Ceredex Mid-Cap Value Equity Fund,

Virtus Ceredex Small-Cap Value Equity Fund

(the “Funds”), each a series of Virtus Asset Trust

Supplement dated February 15, 2023, to the Virtus Asset Trust

Statement of Additional Information (“SAI”), dated April 28, 2022, as supplemented

Important Notice to Investors

Ceredex Value Advisors has announced that Brett Barner will be retiring and stepping down as a portfolio manager for the Virtus Ceredex Small-Cap Value Equity Fund, effective June 30, 2023. Additionally, effective February 15, 2023, Charles E. Carter, CFA and Don Wordell, CFA are added as portfolio managers of the Virtus Ceredex Small-Cap Value Equity Fund.

Ceredex Value Advisors has also announced that effective February 15, 2023, Cody P. Smith, CFA is added as portfolio manager of the Virtus Ceredex Mid-Cap Value Equity Fund.

The disclosure in the table under “Portfolio Managers” on page 114 of the SAI is hereby amended by replacing the rows for the Funds with the following information and an associated footnote:

Ceredex Mid-Cap Value Equity Fund	Cody P. Smith, CFA (since February 2023)
Don Wordell, CFA (since 2001)

Ceredex Small-Cap Value Equity Fund	Brett Barner, CFA (since 1995)(*)
Charles E. Carter, CFA (since February 2023)
Don Wordell, CFA (since February 2023)

(*) Mr. Barner will be stepping down as a Portfolio Manager on June 30, 2023.

The disclosure in the “Other Accounts Managed (No Performance-Based Fees)” table beginning on page 115 of the SAI is hereby amended by adding rows showing the information for Mr. Carter and Mr. Smith, and by revising the row for Mr. Wordell to reflect the following information and an associated footnote:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Charles E. Carter*	0	N/A	0	N/A	0	N/A
Cody P. Smith*	0	N/A	0	N/A	0	N/A
Don Wordell*	2	$3.12 billion	1	$43.1 million	5	$115 million

*As of February 3, 2023.

The disclosure in the table under “Portfolio Manager Fund Ownership” beginning on page 117 of the SAI is hereby amended by adding rows for Mr. Carter and Mr. Smith and by adding an additional row for Mr. Wordell to reflect the following information and associated footnotes:

Portfolio Manager	Fund	Dollar Range of Equity Securities Beneficially Owned in Fund Managed	Dollar Value of Financial Exposure Through Similar Strategies
Charles E. Carter(1)	Ceredex Small-Cap Value Equity Fund	$100,001 - $500,000	None
Cody P. Smith(2)	Ceredex Mid-Cap Value Equity Fund	$100,001 - $500,000	None
Don Wordell(3)	Ceredex Small-Cap Value Equity Fund	$500,001 - $1,000,000	None

(1) Mr. Carter became Portfolio Manager of the Ceredex Small-Cap Value Equity Fund effective February 15, 2023. Fund ownership shown is as of February 7, 2023.

(2) Mr. Smith became Portfolio Manager of the Ceredex Mid-Cap Value Equity Fund effective February 15, 2023. Fund ownership shown is as of February 7, 2023.

(3) Mr. Wordell became Portfolio Manager of the Ceredex Small-Cap Value Equity Fund effective February 15, 2023. Fund ownership shown is as of February 7, 2023.

Investors should retain this supplement with the SAI for future reference.

VAT 8622B Ceredex PM Changes (2/2023)